Note 5 - Accounts Payable and Accrued Liabilities (Details) (USD $)	12 Months Ended		208 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 Related to Minimum Purchase Requirement [Member] Yeso Med [Member]	Dec. 31, 2012 Related to Minimum Purchase Requirement [Member] Yeso Med [Member]	Dec. 31, 2013 Product Purchase [Member] Yeso Med [Member]	Dec. 31, 2012 Product Purchase [Member] Yeso Med [Member]	Dec. 31, 2013 Equipment Purchase [Member] Yeso Med [Member]	Dec. 31, 2012 Equipment Purchase [Member] Yeso Med [Member]	Dec. 31, 2011 Yeso Med [Member]	Dec. 31, 2013 Yeso Med [Member]	Dec. 31, 2012 Yeso Med [Member]
Note 5 - Accounts Payable and Accrued Liabilities (Details) [Line Items]
Accrued Payroll Taxes, Current	$ 607,134	$ 411,670	$ 607,134
Tax Lien, Amount	6,164		6,164
Long-term Purchase Commitment, Time Period										5-year
Long-term Purchase Commitment, Minimum Quantity Required										2,500,000
Purchase Commitment, Percentage of Supply Price										50.00%
Accounts Payable, Current				2,749,075,000,000	783,593	208,501	208,258	289,519	289,009		3,247,095	1,280,860
Loss on Purchase Commitments	$ 1,965,482	$ 783,593	$ 2,749,075								$ 1,965,482,000,000	$ 783,593